Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Equity [Abstract]
Other comprehensive income (loss) allocated to noncontrolling interests	$ 3	$ 0